Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Provisions [Line Items]
Summary of Movements in Labor Provisions

Movements in Labor provisions are set out below:

Carrying amount as at January 1, 2020	798
Additional charge to labor provision	595
Carrying amount as at December 31, 2020	1,393
Additional charge to labor provision	317
Carrying amount as at December 31, 2021	1,710